Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	ALLIANCEBERNSTEIN EQUITY INCOME FUND INC
Central Index Key	0000910036
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

ALLIANCEBERNSTEIN EQUITY INCOME FUND INC
ALLIANCEBERNSTEIN EQUITY INCOME FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is current income and long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 59 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 114 of the Funds' SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ALLIANCEBERNSTEIN EQUITY INCOME FUND INC	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none	none		none		none	none	none	none
[1]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ALLIANCEBERNSTEIN EQUITY INCOME FUND INC	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.15%	0.19%	0.16%	0.15%	0.26%	0.20%	0.10%
Other Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.13%
Total Other Expenses	0.27%	0.31%	0.28%	0.27%	0.38%	0.32%	0.23%
Total Annual Fund Operating Expenses	1.12%	1.86%	1.83%	0.82%	1.43%	1.12%	0.78%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ALLIANCEBERNSTEIN EQUITY INCOME FUND INC (USD $)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS	CLASS R	CLASS K	CLASS I
After 1 Year	534	589	286	84	146	114	80
After 3 Years	766	785	576	262	452	356	249
After 5 Years	1,016	1,006	990	455	782	617	433
After 10 Years	1,730	1,986	2,148	1,014	1,713	1,363	966

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption ALLIANCEBERNSTEIN EQUITY INCOME FUND INC (USD $)	CLASS B	CLASS C
After 1 Year	189	186
After 3 Years	585	576
After 5 Years	1,006	990
After 10 Years	1,986	2,148

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in income-producing securities, targeting an investment in such securities of at least 65% of its total assets. The Fund seeks current income and capital growth from investments in a wide range of industries.

The Fund invests in companies that the Adviser determines to be undervalued, using the fundamental value approach of the Adviser. The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. In selecting securities for the Fund's portfolio, the Adviser uses fundamental and quantitative research to identify and invest in those companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of these securities.

The Adviser's fundamental analysis depends heavily upon its large internal research staff. The research staff of company and industry analysts covers a research universe of approximately 650 companies drawn primarily from the S&P 500 Index. The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser's research staff focuses on the valuations implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

The Fund may invest in securities of non-U.S. companies, but will limit its investments in any one non-U.S. country to no more than 15% of its net assets.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

EFFECTIVE SEPTEMBER 1, 2010, THE FUND CHANGED ITS NAME FROM ALLIANCEBERNSTEIN UTILITY INCOME FUND TO ALLIANCEBERNSTEIN EQUITY INCOME FUND, ELIMINATED ITS POLICY TO INVEST AT LEAST 80% OF ITS ASSETS IN COMPANIES IN THE UTILITIES INDUSTRY, AND ADOPTED ITS CURRENT INVESTMENT STRATEGY. IN ADDITION, THE FUND'S PORTFOLIO MANAGEMENT TEAM WAS CHANGED. THE PERFORMANCE INFORMATION SHOWN BELOW FOR PERIODS PRIOR TO THE IMPLEMENTATION OF THESE CHANGES MAY NOT BE REPRESENTATIVE OF PERFORMANCE THE FUND WILL ACHIEVE UNDER ITS NEW POLICIES.
BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 13.95%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -21.61%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Average Annual Total Returns ALLIANCEBERNSTEIN EQUITY INCOME FUND INC		1 YEAR	5 YEARS	10 YEARS	Inception Date
CLASS A	[1]	8.83%	0.28%	10.24%
CLASS A Return After Taxes on Distributions	[1]	8.11%	(0.22%)	9.76%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.62%	0.14%	9.03%
CLASS B		8.82%	0.41%	10.06%
CLASS C		11.83%	0.44%	9.93%
ADVISOR CLASS		14.00%	1.46%	11.05%
CLASS R	[2]	13.26%	0.92%	10.48%	Mar 1, 2005
CLASS K	[2]	13.62%	1.22%	10.80%	Mar 1, 2005
CLASS I	[2]	14.03%	1.53%	11.12%	Mar 1, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception dates: 3/1/05 for Class R, Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN EQUITY INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is current income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 59 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 114 of the Funds' SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in income-producing securities, targeting an investment in such securities of at least 65% of its total assets. The Fund seeks current income and capital growth from investments in a wide range of industries.

The Fund invests in companies that the Adviser determines to be undervalued, using the fundamental value approach of the Adviser. The fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. In selecting securities for the Fund's portfolio, the Adviser uses fundamental and quantitative research to identify and invest in those companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of these securities.

The Adviser's fundamental analysis depends heavily upon its large internal research staff. The research staff of company and industry analysts covers a research universe of approximately 650 companies drawn primarily from the S&P 500 Index. The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. The Adviser's research staff focuses on the valuations implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

The Fund's management team and other senior investment professionals work in close collaboration to weigh each investment opportunity identified by the research staff relative to the entire portfolio and determine the timing and position size for purchases and sales. Analysts remain responsible for monitoring new developments that would affect the securities they cover. The team will generally sell a security when it no longer meets appropriate valuation criteria, although sales may be delayed when positive return trends are favorable.

The Fund may invest in securities of non-U.S. companies, but will limit its investments in any one non-U.S. country to no more than 15% of its net assets.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swap agreements. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund's portfolio from a decline in value, sometimes within certain ranges.

		The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in equity securities. ETFs may provide more efficient and economical exposure to the type of companies and geographic locations in which the Fund seeks to invest than direct investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Individuals--U.S." then "Products & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

		EFFECTIVE SEPTEMBER 1, 2010, THE FUND CHANGED ITS NAME FROM ALLIANCEBERNSTEIN UTILITY INCOME FUND TO ALLIANCEBERNSTEIN EQUITY INCOME FUND, ELIMINATED ITS POLICY TO INVEST AT LEAST 80% OF ITS ASSETS IN COMPANIES IN THE UTILITIES INDUSTRY, AND ADOPTED ITS CURRENT INVESTMENT STRATEGY. IN ADDITION, THE FUND'S PORTFOLIO MANAGEMENT TEAM WAS CHANGED. THE PERFORMANCE INFORMATION SHOWN BELOW FOR PERIODS PRIOR TO THE IMPLEMENTATION OF THESE CHANGES MAY NOT BE REPRESENTATIVE OF PERFORMANCE THE FUND WILL ACHIEVE UNDER ITS NEW POLICIES.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 13.95%, 2ND QUARTER, 2003; AND WORST QUARTER WAS DOWN -21.61%, 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
After 1 Year	rr_ExpenseExampleYear01	534
After 3 Years	rr_ExpenseExampleYear03	766
After 5 Years	rr_ExpenseExampleYear05	1,016
After 10 Years	rr_ExpenseExampleYear10	1,730
2003	rr_AnnualReturn2003	19.40%
2004	rr_AnnualReturn2004	24.58%
2005	rr_AnnualReturn2005	16.16%
2006	rr_AnnualReturn2006	23.90%
2007	rr_AnnualReturn2007	22.08%
2008	rr_AnnualReturn2008	(34.54%)
2009	rr_AnnualReturn2009	16.35%
2010	rr_AnnualReturn2010	18.28%
2011	rr_AnnualReturn2011	3.46%
2012	rr_AnnualReturn2012	13.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.61%)
1 YEAR	rr_AverageAnnualReturnYear01	8.83%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	0.28%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	10.24%	[1]
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[2]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.19%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
After 1 Year	rr_ExpenseExampleYear01	589
After 3 Years	rr_ExpenseExampleYear03	785
After 5 Years	rr_ExpenseExampleYear05	1,006
After 10 Years	rr_ExpenseExampleYear10	1,986
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,986
1 YEAR	rr_AverageAnnualReturnYear01	8.82%
5 YEARS	rr_AverageAnnualReturnYear05	0.41%
10 YEARS	rr_AverageAnnualReturnYear10	10.06%
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
After 1 Year	rr_ExpenseExampleYear01	286
After 3 Years	rr_ExpenseExampleYear03	576
After 5 Years	rr_ExpenseExampleYear05	990
After 10 Years	rr_ExpenseExampleYear10	2,148
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
1 YEAR	rr_AverageAnnualReturnYear01	11.83%
5 YEARS	rr_AverageAnnualReturnYear05	0.44%
10 YEARS	rr_AverageAnnualReturnYear10	9.93%
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
After 1 Year	rr_ExpenseExampleYear01	84
After 3 Years	rr_ExpenseExampleYear03	262
After 5 Years	rr_ExpenseExampleYear05	455
After 10 Years	rr_ExpenseExampleYear10	1,014
1 YEAR	rr_AverageAnnualReturnYear01	14.00%
5 YEARS	rr_AverageAnnualReturnYear05	1.46%
10 YEARS	rr_AverageAnnualReturnYear10	11.05%
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
After 1 Year	rr_ExpenseExampleYear01	146
After 3 Years	rr_ExpenseExampleYear03	452
After 5 Years	rr_ExpenseExampleYear05	782
After 10 Years	rr_ExpenseExampleYear10	1,713
1 YEAR	rr_AverageAnnualReturnYear01	13.26%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	0.92%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	10.48%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[4]
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
After 1 Year	rr_ExpenseExampleYear01	114
After 3 Years	rr_ExpenseExampleYear03	356
After 5 Years	rr_ExpenseExampleYear05	617
After 10 Years	rr_ExpenseExampleYear10	1,363
1 YEAR	rr_AverageAnnualReturnYear01	13.62%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	1.22%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	10.80%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[4]
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
After 1 Year	rr_ExpenseExampleYear01	80
After 3 Years	rr_ExpenseExampleYear03	249
After 5 Years	rr_ExpenseExampleYear05	433
After 10 Years	rr_ExpenseExampleYear10	966
1 YEAR	rr_AverageAnnualReturnYear01	14.03%	[4]
5 YEARS	rr_AverageAnnualReturnYear05	1.53%	[4]
10 YEARS	rr_AverageAnnualReturnYear10	11.12%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005	[4]
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	8.11%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	(0.22%)	[1]
10 YEARS	rr_AverageAnnualReturnYear10	9.76%	[1]
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.62%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	0.14%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	9.03%	[1]
ALLIANCEBERNSTEIN EQUITY INCOME FUND INC | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	16.00%
5 YEARS	rr_AverageAnnualReturnYear05	1.66%
10 YEARS	rr_AverageAnnualReturnYear10	7.10%

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.
[4]	Inception dates: 3/1/05 for Class R, Class K and Class I shares. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN EQUITY INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013